Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Loans Held-for-Sale USD ($)	Mar. 31, 2012 Loans Held-for-Sale JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains from change in fair value of loans				$ 12	¥ 1,024
Aggregate unpaid loan principal balance	245	20,145	13,718	223	18,326
Aggregate loan fair value	236	19,397
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	$ 13	¥ 1,071